Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	$ 5,963	$ 1,509	$ 8,637	$ 2,659	$ 10,167	$ 1,637
Stock options [Member]
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	6	62	12	118	469	1,635
Restricted stock awards [Member]
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	$ 5,957	$ 1,447	$ 8,625	$ 2,541	$ 9,698	$ 2